Funding Debts - Summary of the Group's Outstanding Funding Debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Short-term Funding Debts	¥ 3,101,381	$ 486,674	¥ 4,685,935
Long-term funding debts	696,852	$ 109,351	825,814
Liabilities to Funding Partners
Debt Instrument [Line Items]
Short-term Funding Debts	3,101,381		4,685,935
Long-term funding debts	¥ 696,852		¥ 825,814